Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,625,000.00
Previously Paid Amount	51.79
Total Fee Amount	776.81
Total Offset Amount	0.00
Net Fee	$ 725.02
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A